RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - By segment (Details) - COP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,216,161	24,138,538
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,216,161	24,138,538
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	16,524,025	17,460,928
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	144,086	130,745
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	173,848	145,932
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,661,022	1,773,325
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,343,088	1,497,946
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	144,086	130,745
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	173,848	144,634
Other accounts receivable, general approach, other accounts receivables related to contributions [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	322,655	308,014
Other accounts receivable, general approach, other accounts receivables related to contributions [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	322,655	308,014
Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,037,943	1,054,061
Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	796,782	843,852
Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	129,623	119,622
Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	111,538	90,587
Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	195,250	175,964
Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	118,477	110,794
Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	14,463	11,123
Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	62,310	54,047
Other accounts receivable, general approach, other accounts receivables related to others [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	105,174	235,286
Other accounts receivable, general approach, other accounts receivables related to others [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	$ 105,174	$ 235,286